Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 19, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Line Items]
Public price (in Dollars per share)					$ 52.06	$ 51.12
Common Class A [Member]
Description of Organization and Business Operations [Line Items]
Unit price per share (in Dollars per share)					$ 0.0001
HCM II Acquisition Corp
Description of Organization and Business Operations [Line Items]
Inception period				April 4, 2024 (inception) through September 30, 2025	April 4, 2024 (inception) through December 31, 2024
Unit price per share (in Dollars per share)					$ 0.0001
Gross proceeds from initial public offering	$ 231,150,000		$ 226,000,000		$ 226,000,000
Sale of stock units (in Shares)	10.05
Proceeds from issuance of private placement		$ 6,850,000	$ 6,850,000		6,850,000
Transaction costs					15,396,014
Cash underwriting fee					4,000,000
Deferred underwriting fee				$ 10,720,000	10,720,000
Other offering costs					$ 676,014
Percentage of fair market value				80.00%	80.00%
Ownership percentage					50
Obligation maturity term					185 days
Period to complete business combination	24 months				24 months
Shares redemption obligation percentage	100.00%				100.00%
Period to redeem public shares					10 days
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Public price (in Dollars per share)				$ 10.05	$ 10.05
Cash in operating bank				$ 350,389	$ 668,089
Working capital				$ 3,816,333	$ 361,543
HCM II Acquisition Corp | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Cash deposited in trust account per unit (in Dollars per share)				$ 10.05	$ 10.05
HCM II Acquisition Corp | Private Placement Warrant [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock units (in Shares)					6,850,000
Sale of stock price per share (in Dollars per share)					$ 1
Proceeds from issuance of private placement					$ 6,850,000
HCM II Acquisition Corp | Private Placement Warrant [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Public price (in Dollars per share)					$ 10.05
HCM II Acquisition Corp | Private Placement Warrant [Member] | Cantor Fitzgerald Co
Description of Organization and Business Operations [Line Items]
Proceeds from issuance of private placement					$ 6,850,000
HCM II Acquisition Corp | Common Class A [Member]
Description of Organization and Business Operations [Line Items]
Public price (in Dollars per share)				$ 12	$ 12
Initial Public Offering [Member] | HCM II Acquisition Corp
Description of Organization and Business Operations [Line Items]
Number of founder shares purchased by sponsor (in Shares)	23,000,000
Unit price per share (in Dollars per share)	$ 10
Sale of stock price per share (in Dollars per share)	$ 10
Transaction costs				$ 15,396,014
Cash underwriting fee				4,000,000
Deferred underwriting fee				4,000,000	$ 4,000,000
Other offering costs				$ 676,014
Initial Public Offering [Member] | HCM II Acquisition Corp | Common Class A [Member]
Description of Organization and Business Operations [Line Items]
Number of founder shares purchased by sponsor (in Shares)	23,000,000				23,000,000
Unit price per share (in Dollars per share)	$ 10				$ 10
Gross proceeds from initial public offering	$ 230,000,000				$ 230,000,000
Sale of stock price per share (in Dollars per share)	$ 10
Over-Allotment Option [Member] | HCM II Acquisition Corp
Description of Organization and Business Operations [Line Items]
Number of founder shares purchased by sponsor (in Shares)	3,000,000				3,000,000
Over-Allotment Option [Member] | HCM II Acquisition Corp | Common Class A [Member]
Description of Organization and Business Operations [Line Items]
Number of founder shares purchased by sponsor (in Shares)	3,000,000				3,000,000